Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 383,000	$ 698,000
Accounts receivable, net	35,268,000	11,863,000	$ 21,545,000
Inventories, net	17,556,000	14,987,000	9,384,000
Prepaid and other current assets	19,921,000	12,918,000	7,411,000
Total current assets	430,807	727,789	1,542,260
Property, plant and equipment, net	19,191,000	26,278,000	28,926,000
Total assets	117,725,426	249,715,936	246,432,561
Current liabilities:
Accounts payable	167,737	28,004	110,177
Accrued expense and other current liabilities	23,816,000	31,160,000	17,443,000
Total current liabilities	698,912	32,886,462	15,664,594
Commitments and contingencies (Note 13)
Stockholders' Equity:
Convertible Preferred stock	0	0	0
Common stock, $0.0001 par value; 58,000,000, 67,000,000 and 67,000,000 shares authorized as of December 31, 2018, December 31, 2019 and June 30, 2020, respectively; 34,252,578 shares issued and outstanding as of December 31, 2018, December 31, 2019 and June 30, 2020	635	929	789
Additional paid-in capital	17,853,006	14,846,199	923,412
Accumulated deficit	(12,853,637)	(9,847,124)	4,075,806
Total stockholders' equity	5,000,004	5,000,004	5,000,007
Total liabilities and stockholders' equity	117,725,426	249,715,936	246,432,561
VELODYNE LIDAR, INC AND SUBSIDIARIES
Current assets:
Cash and cash equivalents	36,629,000	60,004,000	23,904,000
Short-term investments		2,199,000	35,487,000
Accounts receivable, net	35,268,000	11,863,000	21,545,000
Inventories, net	17,556,000	14,987,000	9,384,000
Notes receivable from stockholders			3,512,000
Prepaid and other current assets	19,921,000	12,918,000	7,411,000
Total current assets	109,374,000	101,971,000	101,243,000
Property, plant and equipment, net	19,191,000	26,278,000	28,926,000
Goodwill	1,189,000	1,189,000
Intangible assets, net	820,000	982,000
Contract assets	5,626,000
Other assets	727,000	5,755,000	11,591,000
Total assets	136,927,000	136,175,000	141,760,000
Current liabilities:
Accounts payable	7,539,000	6,923,000	7,089,000
Accrued expense and other current liabilities	23,816,000	31,160,000	17,443,000
Contract liabilities	15,502,000	18,261,000	20,359,000
Total current liabilities	46,857,000	56,344,000	44,891,000
Long-term tax liabilities	596,000	1,360,000	1,580,000
Other long-term liabilities	26,299,000	2,225,000	1,674,000
Total liabilities	73,752,000	59,929,000	48,145,000
Commitments and contingencies (Note 13)
Stockholders' Equity:
Common stock, $0.0001 par value; 58,000,000, 67,000,000 and 67,000,000 shares authorized as of December 31, 2018, December 31, 2019 and June 30, 2020, respectively; 34,252,578 shares issued and outstanding as of December 31, 2018, December 31, 2019 and June 30, 2020	3,000	3,000	3,000
Additional paid-in capital	260,549,000	240,474,000	190,549,000
Accumulated other comprehensive loss	(250,000)	(216,000)	(148,000)
Accumulated deficit	(197,128,000)	(164,016,000)	(96,790,000)
Total stockholders' equity	63,175,000	76,246,000	93,615,000
Total liabilities and stockholders' equity	136,927,000	136,175,000	141,760,000
Series A convertible preferred stock | VELODYNE LIDAR, INC AND SUBSIDIARIES
Stockholders' Equity:
Convertible Preferred stock	1,000	1,000	1,000
Series B convertible preferred stock | VELODYNE LIDAR, INC AND SUBSIDIARIES
Stockholders' Equity:
Convertible Preferred stock	0	0	0
Series B1 convertible preferred stock | VELODYNE LIDAR, INC AND SUBSIDIARIES
Stockholders' Equity:
Convertible Preferred stock	$ 0	$ 0	$ 0